Average Annual Total Returns - Elements U.S. Small Cap Portfolio	Oct. 01, 2020
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	25.52%
Since Inception	8.43%
Inception Date	Mar. 31, 2017
Class M
Average Annual Return:
1 Year	21.51%
Since Inception	6.86%
Inception Date	Mar. 31, 2017
Class M | After Taxes on Distributions
Average Annual Return:
1 Year	21.04%
Since Inception	6.45%
Inception Date	Mar. 31, 2017
Class M | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	13.07%
Since Inception	5.25%
Inception Date	Mar. 31, 2017